Net fee and commission income - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fee and commission income (expense) [abstract]
Contract assets	£ 0	£ 0	£ 0
Contract liabilities	0	0	0
Impairment loss, assets recognised from costs incurred to obtain or fulfil contracts with customers	0	0	0
Capitalised contract costs	203,000,000	190,000,000	148,000,000
Amortisation, capitalised contract costs	52,000,000	45,000,000	35,000,000
Impairment loss, capitalised contract costs	£ 0	£ 0	£ 0